Share-based payment arrangements - Schedule of Range of Exercise Prices of Outstanding Share Options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	2,467,884	2,628,809	3,352,743
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 17.11	$ 14.52	$ 12.42
Employee stock option plan
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	2,467,884
Option outstanding, weighted average remaining contractual life (years)	3 years 4 months 13 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 17.11
Shares, exercisable (in shares) | shares	422,566
Weighted average exercise price, exercisable (in CDN$ per share)	$ 14.47
Employee stock option plan | $11.00 to $11.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	23,168
Option outstanding, weighted average remaining contractual life (years)	2 years 7 months 17 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 11.90
Shares, exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in CDN$ per share)	$ 0
Employee stock option plan | $11.00 to $11.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	11.00
Employee stock option plan | $11.00 to $11.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 11.99
Employee stock option plan | $12.00 to $12.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	53,508
Option outstanding, weighted average remaining contractual life (years)	2 years 7 months 20 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 12.91
Shares, exercisable (in shares) | shares	26,752
Weighted average exercise price, exercisable (in CDN$ per share)	$ 12.91
Employee stock option plan | $12.00 to $12.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	12.00
Employee stock option plan | $12.00 to $12.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 12.99
Employee stock option plan | $13.00 to $13.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	143,711
Option outstanding, weighted average remaining contractual life (years)	1 year 1 month 20 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 13.73
Shares, exercisable (in shares) | shares	137,395
Weighted average exercise price, exercisable (in CDN$ per share)	$ 13.76
Employee stock option plan | $13.00 to $13.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	13.00
Employee stock option plan | $13.00 to $13.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 13.99
Employee stock option plan | $14.00 to $14.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	878,941
Option outstanding, weighted average remaining contractual life (years)	3 years 1 month 28 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 14.52
Shares, exercisable (in shares) | shares	156,402
Weighted average exercise price, exercisable (in CDN$ per share)	$ 14.52
Employee stock option plan | $14.00 to $14.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	14.00
Employee stock option plan | $14.00 to $14.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 14.99
Employee stock option plan | $15.00 to $15.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	289,409
Option outstanding, weighted average remaining contractual life (years)	2 years 4 months 2 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 15.17
Shares, exercisable (in shares) | shares	94,140
Weighted average exercise price, exercisable (in CDN$ per share)	$ 15.17
Employee stock option plan | $15.00 to $15.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	15.00
Employee stock option plan | $15.00 to $15.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 15.99
Employee stock option plan | $19.00 to $19.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	1,011,750
Option outstanding, weighted average remaining contractual life (years)	4 years 2 months 1 day
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 19.91
Shares, exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in CDN$ per share)	$ 0
Employee stock option plan | $19.00 to $19.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	19.00
Employee stock option plan | $19.00 to $19.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 19.99
Employee stock option plan | $22.00 to $22.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	23,043
Option outstanding, weighted average remaining contractual life (years)	3 years 10 months 6 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 22.89
Shares, exercisable (in shares) | shares	6,572
Weighted average exercise price, exercisable (in CDN$ per share)	$ 22.89
Employee stock option plan | $22.00 to $22.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	22.00
Employee stock option plan | $22.00 to $22.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 22.99
Employee stock option plan | $23.00 to $23.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	12,118
Option outstanding, weighted average remaining contractual life (years)	3 years 8 months 1 day
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 23.27
Shares, exercisable (in shares) | shares	1,305
Weighted average exercise price, exercisable (in CDN$ per share)	$ 23.27
Employee stock option plan | $23.00 to $23.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	23.00
Employee stock option plan | $23.00 to $23.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 23.99
Employee stock option plan | $34.00 to $34.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	506
Option outstanding, weighted average remaining contractual life (years)	4 years 8 months 1 day
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 34.05
Shares, exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in CDN$ per share)	$ 0
Employee stock option plan | $34.00 to $34.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	34.00
Employee stock option plan | $34.00 to $34.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 34.99
Employee stock option plan | $36.00 to $36.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	31,730
Option outstanding, weighted average remaining contractual life (years)	4 years 10 months 6 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 36.23
Shares, exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in CDN$ per share)	$ 0
Employee stock option plan | $36.00 to $36.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	36.00
Employee stock option plan | $36.00 to $36.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 36.99